Taxation - Movements of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 120,703	¥ 89,713	¥ 62,714
Allowance made during the year	18,271	30,990	26,999
Decrease due to disposal of subsidiaries	¥ (4,440)
Balance at end of year	¥ 134,534	¥ 120,703	¥ 89,713